SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

25. SHARE-BASED COMPENSATION

In March 2006, the Company adopted a share incentive plan, or the Plan. The purpose of the Plan is to promote the success and enhance the value of the Company by linking the personal interests of the directors, employees and consultants to those of the shareholders and providing the directors, employees and consultants with an incentive for outstanding performance to generate superior returns to the shareholders. The Plan is also intended to motivate, attract and retain the services of the directors, employees and consultants upon whose judgment, interest and effort the successful conduct of the Company’s operations is largely dependent. In September 2010, the shareholders approved an amendment to the Plan to increase the maximum number of common shares which may be issued pursuant to all awards of options, restricted shares and RSUs under the Plan to the sum of (i) 2,330,000 plus (ii) the sum of (a) 1% of the number of outstanding common shares of the Company on the first day of each of 2007, 2008 and 2009 and (b) 2.5% of the number of outstanding common shares of the Company outstanding on the first day of each calendar year after 2009. In June 2020, the shareholders approved an amendment to the Plan to extend the term of the Plan for a further ten years period. As a result, the Plan will expire on, and no awards may be granted after, June 30, 2029. Under the terms of the Plan, options are generally granted with an exercise price equal to the fair market value of the Company’s ordinary shares and expire ten years from the date of grant.

Options Activities

During the year ended December 31, 2020, 93,488 options were exercised with a weighted average exercise price of $11.39. The total intrinsic value of options exercised during the years ended December 31, 2018, 2019 and 2020 was $256, $1,422 and $893, respectively. As of December 31, 2020, there were 26,291 options outstanding with a weighted average exercise price of $9.33 and weighted average remaining contract terms of 0.4 year. The intrinsic value of outstanding options as of December 31, 2020 was $1,102. No compensation cost on options was recognized in the year ended December 31, 2020.

25. SHARE-BASED COMPENSATION (Continued)

RSUs Activities

The Company granted 759,702, 706,637 and 1,105,640 RSUs in 2018, 2019 and 2020, respectively. The RSUs entitle the holders to receive the Company’s common shares upon vesting. The RSUs were granted for free and generally vest over periods from one to four years based on the specific terms of the grants. The fair market value of the Company’s ordinary shares at the date of grant resulted in total compensation cost of approximately $10,225, $12,179 and $24,918 that will be recognized ratably over the vesting period for the RSUs granted in 2018, 2019 and 2020, respectively. In the years ended December 31, 2018, 2019 and 2020, the Company recognized $10,258, $10,682 and $12,350 in compensation expense associated with these awards, respectively.

As of December 31, 2020, there was $31,116 of total unrecognized share-based compensation related to unvested RSUs, which is expected to be recognized over a weighted-average period of 2.81 years.

A summary of the RSU activity is as follows:

		Weighted Average
	Number of	Grant-Date
	Shares	Fair Value
		$
Unvested at January 1, 2020	1,659,767	15.26
Granted	1,105,640	22.80
Vested	(736,542)	14.85
Forfeited	(140,112)	16.07
Unvested at December 31, 2020	1,888,753	19.78

The total fair value of RSUs vested during the years ended December 31, 2018, 2019 and 2020 was $10,242, $10,733 and $14,420, respectively.